Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
19. Financial Instruments:
The Company uses interest rate related derivative instruments to manage its exposure to changes in interest rates on its variable-rate debt instruments. The Company does not speculate using derivative instruments.
By using derivative financial instruments to hedge exposures to changes in interest rates, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is an asset, the counterparty owes the Company, which creates credit risk for the Company. When the fair value of a derivative contract is a liability, the Company owes the counterparty and therefore, the Company is not exposed to the counterparty’s credit risk in those circumstances. The Company minimizes counterparty credit risk in derivative instruments by entering into transactions with high quality counterparties. The derivative instruments entered into by the Company do not contain credit-risk-related contingent features.
Market risk is the adverse effect on the value of a derivative instrument that results from a change in interest rates. The market risk associated with the Company’s derivative instruments is managed by establishing and monitoring parameters that limit the types and degree of market risk that may be undertaken.
Use of Derivative Financial Instruments to Manage Interest Rate Risk.
The Company is exposed to fluctuations in interest rates on its senior secured credit facilities. Changes in interest rates will not affect the market value of such debt but will affect the Company’s interest payments over the term of the loans. Likewise, an increase in interest rates could have a material impact on the Company’s cash flow. The Company hedges the interest rate fluctuations on debt obligations through interest rate cap agreements. The Company records these agreements at fair value as assets or liabilities in its consolidated balance sheet. As the derivatives are designated and qualify as cash flow hedges, the gains or losses on the interest rate cap agreements are recorded in stockholders’ equity as a component of OCI, net of tax. Reclassifications of the gains and losses on the interest rate cap agreements into earnings are recorded as part of interest expense in the consolidated statements of income as the Company makes its interest payments on the hedged portion of its senior secured credit facilities. Fair value is determined based on estimated amounts that would be received or paid to terminate the contracts at the reporting date based on quoted market prices.
In July 2016, the Company entered into interest rate cap agreements, paying a premium of $1,551 to mitigate interest rate volatility from July 2016 through July 2020 by employing varying cap rates, ranging from 1.50% to 3.00% on $1,000,000 of notional variable-rate debt.
In November 2018, the Company entered into additional interest rate cap agreements to mitigate interest rate volatility from July 2020 through July 2022, with a cap rate of 3.50% on $500,000 of notional variable-rate debt and a $3,380 premium annuitized during the effective period. In February 2020, the Company restructured its $500,000 of notional variable-rate debt interest rate cap agreements from July 2020 through July 2022, to lower the interest cap rate to 2.50% with an incremental $130 premium annuitized during the effective period. In March 2020, the Company again amended such interest rate cap agreements to lower the cap rate to 0.84% from 2.50% on $500,000 of notional variable-rate debt and paid an additional $900 premium annuitized during the effective period. The term remains unchanged from July 2020 through July 2022. The total cumulative annuitized premium on the $500,000 of notional variable-rate debt is $4,410.
In July 2020, the Company entered into additional interest rate cap agreements to mitigate interest rate volatility from August 2020 to August 2023, with a cap rate of 1.00% on $400,000 of notional variable-rate debt.
With the Company’s prepayments on its Senior Secured Term Loan Facility during 2019 (see Note 17 to these consolidated financial statements for additional information), the original forecasted interest rate payments associated with a portion of the $1,000,000 notional of interest rate cap agreements were no longer probable of occurring, which the Company dedesignated from the hedging relationship. As a result of the discontinuance of cash flow hedge accounting on this portion of the interest rate cap agreements, the Company immediately reclassified into earnings the loss deferred in AOCI related to the dedesignated portion of the hedge, which was not material. Gains and losses associated with the dedesignated portion of the interest rate cap agreements through their maturity in July 2020 were recognized in earnings and were not material.
Use of Derivative Financial Instruments to Manage Foreign Currency Risk.
The Company is exposed to risks related to its net investments in foreign operations due to fluctuations in foreign currency exchange rates, particularly between the United States dollar and the Euro. In connection with the February 2018 term loan refinancing (see Note 17 to these consolidated financial statements), the Company entered into multiple cross-currency interest rate swap arrangements with an aggregate notional amount of €280,000 to hedge this exposure on the net investments of certain of its Euro-denominated subsidiaries in its Performance Materials and Performance Chemicals businesses. The Company records these swap agreements at fair value as assets or liabilities in its consolidated balance sheet.
In October 2019, the Company settled all of its February 2018 swaps and concurrently entered into the October 2019 swaps with the same notional amount of €280,000 ($344,403 as of December 31, 2020) and same maturity date of February 2023, which resulted in cash proceeds to the Company of $38,070. Consistent with the February 2018 swaps, the October 2019 swaps were designed to enable the Company to effectively convert a portion of its fixed-rate U.S. dollar-denominated debt obligations under the Senior Secured Term Loan Facility into a Euro-denominated equivalent. The October 2019 swaps were designated and qualify as net investment hedges of the Company’s foreign currency exchange rate exposure on the net investments of certain of its Euro-denominated subsidiaries in its Performance Materials and Performance Chemicals businesses.
As the derivatives were designated and qualify as net investment hedges, changes in the fair value of the swaps attributable to changes in the spot exchange rates are recognized in cumulative translation adjustment (“CTA”) within OCI and are held there until the hedged net investments are sold or substantially liquidated. Changes in the fair value of the swaps attributable to the cross currency basis spread are excluded from the assessment of hedge effectiveness and are recorded in current period earnings. Upon such sale or liquidation, the amount recognized in CTA is reclassified to earnings and reported in the same line item as the gain or loss on the liquidation of the net investments. In connection with the sale of the Performance Materials business in December 2020, a portion of the amount deferred in CTA related to the cross-currency swaps was reclassified from accumulated other comprehensive income and recognized as part of the loss on sale.
The fair values of derivative instruments held as of December 31, 2020 and 2019 are shown below:

		December 31,
	Balance sheet location	2020	2019
Derivative liabilities:
Derivatives designated as cash flow hedges:
Interest rate caps	Accrued liabilities	1,954	420
Interest rate caps	Other long-term liabilities	1,750	2,822

Total derivative liabilities		$3,704	$3,242

The following table shows the effect of the Company’s derivative instruments designated as hedges on accumulated other comprehensive income (loss) (“AOCI”) and the statements of income for the years ended December 31, 2020, 2019 and 2018:

			Years ended December 31,
			2020		2019		2018

	Location of gain (loss) reclassified from AOCI into income		Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income	Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income	Amount of gain (loss) recognized in OCI on derivatives	Amount of gain (loss) reclassified from AOCI into income
Interest rate caps	Interest	(expense) income	$(167)	$(54)	$(3,304)	$(625)	$(981)	$(256)
The following table shows the effect of the Company’s cash flow hedge accounting on the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018:

	Location and amount of gain (loss) recognized in income on cash flow hedging relationships
	Years ended December 31,
	2020		2019		2018
	Cost of goods sold	Interest (expense) income	Cost of goods sold	Interest (expense) income	Cost of goods sold	Interest (expense) income
Total amounts of income and expense line items presented in the statement of income in which the effects of cash flow hedges are recorded	$(344,967)	$(50,409)	$(365,537)	$(66,872)	$(369,649)	$(72,344)
The effects of cash flow hedging:
Gain (loss) on cash flow hedging relationships:
Interest contracts:
Amount of gain (loss) reclassified from AOCI into income	—	(54)	—	(625)	—	(256)
The amount of unrealized losses in AOCI related to the Company’s cash flow hedges that is expected to be reclassified to the consolidated statement of income over the next twelve months is $281 as of December 31, 2020.
The following table shows the effect of the Company’s net investment hedges on AOCI and the consolidated statements of income for the years ended December 31, 2020, 2019 and 2018:

	Amount of gain (loss) recognized in OCI on derivative			Location of gain (loss) reclassified from AOCI into income	Amount of gain (loss) reclassified from AOCI into income			Location of gain (loss) recognized in income on derivative (amount excluded from effectiveness testing)	Amount of gain (loss) recognized in income on derivative (amount excluded from effectiveness testing)
	Years ended December 31,				Years ended December 31,				Years ended December 31,
	2020	2019	2018		2020	2019	2018		2020	2019	2018
Cross currency swaps	$(23,622)	$17,077	$18,843	Net (loss) income from discontinued operations, net of tax (1)	$1,967	$—	$—	Interest (expense) income	$5,090	$7,320	$6,752

(1)	Includes the gain (loss) on the sale of the underlying subsidiary.